TAXES ON INCOME - Disclosure of expiry dates for carry forward tax losses which are not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Expiry dates for carry forward tax losses not recognized
First year	$ 37	$ 24
Second year	762	229
Third year	413	126
Fourth year	153	52
Fifth year	959	281
Sixth - Fifteen	4,891	1,280
Unlimited	93,771	87,278
Carry forward tax losses not recognized	$ 100,986	$ 89,270